Operating segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Number of reportable segments | segment	1
Revenue	$ 724,526	$ 376,226
Non-current assets excluding financial assets and deferred tax assets	1,894,315	1,511,889
North America
Disclosure of geographical areas [line items]
Revenue	301,257	183,803
Europe, Middle East and Africa
Disclosure of geographical areas [line items]
Revenue	394,758	176,771
Latin America
Disclosure of geographical areas [line items]
Revenue	22,841	10,771
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	5,670	4,881
Canada
Disclosure of geographical areas [line items]
Non-current assets excluding financial assets and deferred tax assets	1,083,594	1,107,228
United States
Disclosure of geographical areas [line items]
Non-current assets excluding financial assets and deferred tax assets	252,577	56,488
European Union
Disclosure of geographical areas [line items]
Non-current assets excluding financial assets and deferred tax assets	552,372	342,208
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets excluding financial assets and deferred tax assets	225	284
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets excluding financial assets and deferred tax assets	$ 5,547	$ 5,681